Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Federal Income tax rate	15.00%	15.00%	15.00%
Valuation allowance	$ 36,945,000
Assumption utilized to recognize valuation allowance	The Company recognizes an operating loss in certain jurisdictions and as a result, performs an assessment based on the weight of available evidence, whether it is more likely than not (a likelihood of more than 50%) that some portion or all of the deferred tax assets within these loss jurisdictions will not be realized.
Minimum likelihood of tax benefits being recognized upon settlement	50.00%
Unrecognized tax benefits	3,651,000	1,742,000	1,335,000
CHINA
Income Taxes [Line Items]
China Unified Corporate Income Tax	25.00%
Adjusted corporate income tax rate		10.00%	10.00%
Corporate income tax savings		7,600,000	8,600,000
CHINA | Transfer Pricing Matters
Income Taxes [Line Items]
Number of years tax returns are subject to examination	10 years
CHINA | Non Transfer Pricing Matters
Income Taxes [Line Items]
Number of years tax returns are subject to examination	5 years
CHINA | Shenzhen Mindray Bio Medical Electronics Co Ltd | New And Hi Tech Enterprises
Income Taxes [Line Items]
Federal Income tax rate	15.00%
CHINA | Beijing Shen Mindray Medical Electronics Technology Research Institute Co Ltd
Income Taxes [Line Items]
Description of corporate income tax exemption	Beijing Shen Mindray Bio-Medical Electronics Technology Research Co., Ltd. is entitled to a corporate income tax exemption for three years from its first year of operations and 50% tax reduction for the fourth to sixth year.
Number of years the company is entitled to a corporate income tax exemption	3 years
Tax reduction percentage	50.00%
Preferential income tax rate	15.00%
UNITED STATES
Income Taxes [Line Items]
United States federal net operating loss carryforwards	$ 23,010,000
UNITED STATES | Minimum
Income Taxes [Line Items]
Period of expiration for operating loss carryforwards	2026
UNITED STATES | Maximum
Income Taxes [Line Items]
Period of expiration for operating loss carryforwards	2029
UNITED STATES | Mindray DS USA In
Income Taxes [Line Items]
Federal Income tax rate	35.00%
Number of years tax returns are subject to examination	3 years
Average state tax rate	8.00%
Effective tax rate	40.20%
SWEDEN | Mindray Medical Sweden AB
Income Taxes [Line Items]
Federal Income tax rate		26.30%	28.00%
Number of years tax returns are subject to examination	5 years
UNITED KINGDOM | Mindray UK Limited
Income Taxes [Line Items]
Federal Income tax rate	26.00%	28.30%
Number of years tax returns are subject to examination	4 years